9. INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Assets	R$ 47,327,524	R$ 45,209,970
Shareholders' equity	10,013,440	8,288,229	R$ 7,384,521	R$ 7,091,288
Fair Value Allocation	271,116	271,116
Profit (loss) for the year	(5,200,583)	(111,229)	R$ 853,058
Classified as available for sale
Usiminas	2,250,623	2,200,459
Panatlantica	28,566	21,974
Classified as available for sale	2,279,189	2,222,433
Others investments
Others investments	112	76
Total Investments	R$ 5,359,497	R$ 5,228,879
Joint Venture/Joint Operation 1
Disclosure of fair value measurement of assets [line items]
Joint venture and joint operation name	MRS Logística S.A.
Number of common shares held by CSN	126,716,070
Direct equity interest, joint venture and joint operation	37.27%	37.27%
Assets	R$ 3,125,912	R$ 3,039,761
Liabilities	1,693,200	1,714,729
Shareholders' equity	1,878,095	1,782,162
Profit (loss) for the year	R$ 194,403	R$ 171,905
Joint Venture/Joint Operation 2
Disclosure of fair value measurement of assets [line items]
Joint venture and joint operation name	CBSI - Companhia Brasileira de Serviços de Infraestrutura
Number of common shares held by CSN	1,876,146
Direct equity interest, joint venture and joint operation	50.00%	50.00%
Assets	R$ 25,941	R$ 16,005
Liabilities	19,997	13,654
Shareholders' equity	5,944	2,351
Profit (loss) for the year	R$ 4,501	R$ 1,785
Joint Venture/Joint Operation 3
Disclosure of fair value measurement of assets [line items]
Joint venture and joint operation name	Transnordestina Logística S.A.
Number of common shares held by CSN	24,168,304
Direct equity interest, joint venture and joint operation	46.30%	46.28%
Assets	R$ 4,065,604	R$ 3,806,380
Liabilities	2,883,851	2,604,198
Shareholders' equity	1,181,753	1,202,182
Fair Value Allocation	271,116	271,116
Profit (loss) for the year	(20,429)	(21,357)
Joint Venture/Joint Operation
Disclosure of fair value measurement of assets [line items]
Assets	7,217,457	6,862,146
Liabilities	4,597,048	4,332,581
Shareholders' equity	3,065,792	2,986,695
Fair Value Allocation	271,116	271,116
Profit (loss) for the year	R$ 178,475	R$ 152,333
Associate 1
Disclosure of fair value measurement of assets [line items]
Associate name	Arvedi Metalfer do Brasil
Number of common shares held by CSN	46,994,971
Direct equity interest, associate	20.00%	20.00%
Assets	R$ 40,712	R$ 43,653
Liabilities	26,308	23,978
Shareholders' equity	14,404	19,675
Profit (loss) for the year	(5,087)	(4,368)
Associate
Disclosure of fair value measurement of assets [line items]
Assets	40,712	43,653
Liabilities	26,308	23,978
Shareholders' equity	14,404	19,675
Profit (loss) for the year	R$ (5,087)	R$ (4,368)